Loans, financing, debentures and derivative financial instruments - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans		R$ 5,190,156	R$ 8,832,815
Brazilian Real - denominated loans		6,035,893	7,347,651
Total foreign currency and Brazilian Reais		11,226,049	16,180,466
Currency and interest rate hedging instruments	[1]	524,312	197,177
Total		11,750,361	16,377,643	R$ 17,376,216	R$ 14,392,722
Current		3,360,677	2,866,051
Non-current		R$ 8,389,684	13,511,592
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Description		Notes in the foreign market
Foreign currency - denominated loans		R$ 3,973,816	7,821,441
Index/Currency		US$
Weighted average financial charges		5.30%
Borrowings, maturity date		2026 and 2029
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Foreign currency - denominated loans		R$ 1,161,798	735,438
Index/Currency		US$
Weighted average financial charges		4.20%
Borrowings, maturity date		2023 and 2025
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Foreign currency - denominated loans		R$ 0	275,936
Index/Currency	[2]	US$ + LIBOR
Weighted average financial charges		0.00%
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Foreign currency - denominated loans		R$ 54,542	0
Index/Currency		EU$
Weighted average financial charges		2.90%
Borrowings, maturity date		2023
Loan 5 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Foreign currency - denominated loans		R$ 660,485	2,063,788
Index/Currency		DI
Weighted average financial charges		97.50%
Borrowings, maturity date		2023
Loan 6 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures - 6
Foreign currency - denominated loans		R$ 1,800,213	1,764,199
Index/Currency		DI
Weighted average financial charges		105.30%
Borrowings, maturity date		2023
Loan 7 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Foreign currency - denominated loans		R$ 3,011,462	1,940,237
Index/Currency		IPCA
Weighted average financial charges		5.10%
Borrowings, maturity date		2024 and 2032
Loan 8 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ipiranga
Foreign currency - denominated loans		R$ 0	771,538
Index/Currency		DI
Loan 9 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures - Ultracargo Logística and Tequimar Vila do Conde
Foreign currency - denominated loans		R$ 482,185	466,061
Index/Currency		IPCA
Weighted average financial charges		4.10%
Borrowings, maturity date		2028
Loan 10 [member]
Disclosure of detailed information about borrowings [line items]
Description		Banco do Brasil floating rate
Foreign currency - denominated loans		R$ 0	204,813
Index/Currency		DI
Loan 11 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ultracargo Logística
Foreign currency - denominated loans		R$ 81,548	80,946
Index/Currency		R$
Weighted average financial charges		6.50%
Borrowings, maturity date		2024
Loan 12 [member]
Disclosure of detailed information about borrowings [line items]
Description		Bank Credit Bill
Foreign currency - denominated loans		R$ 0	51,179
Index/Currency		DI
Loan 13 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financial institutions
Foreign currency - denominated loans		R$ 0	4,564
Index/Currency		R$
Loan 14 [member]
Disclosure of detailed information about borrowings [line items]
Description		FINEP
Foreign currency - denominated loans		R$ 0	R$ 326
Index/Currency	[3]	TJLP

[1]	Accumulated losses (see Note 31.i).
[2]	LIBOR = London Interbank Offered Rate.
[3]	TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2022, TLP was fixed at 7.20% p.a.